Segment Reporting - Schedule of Revenue By Major Merchandise Categories (Details) - USD ($)		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Revenue By Major Merchandise Categories [Line Items]
Revenue		$ 132,981,531	$ 160,009,293	$ 209,981,306
Cosmetic products [Member]
Schedule of Revenue By Major Merchandise Categories [Line Items]
Revenue	[1]	36,338,218	55,068,409	99,282,495
Health and nutritional supplements [Member]
Schedule of Revenue By Major Merchandise Categories [Line Items]
Revenue	[2]	33,571,779	22,612,877	39,948,764
Household products [Member]
Schedule of Revenue By Major Merchandise Categories [Line Items]
Revenue	[3]	62,754,927	81,783,445	70,626,839
Others [Member]
Schedule of Revenue By Major Merchandise Categories [Line Items]
Revenue		$ 316,607	$ 544,562	$ 123,208

[1]	Cosmetic products mainly include products of lotion, skin care, oral care, shampoo, soap and fragrance.
[2]	Health and nutritional supplements are health care supplements such as vitamins, edible fungus, functional capsules, etc.
[3]	Household Products are consumer products, which mainly includes functional shoes, smartphones, cooking pot and tampons.